NET LOSS FROM CONTINUING OPERATIONS - Schedule of Gains on financial liabilities at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Gains on earnout liabilities	$ 1,411	$ 14,969	$ 7,767
Gains on earn-in liabilities	782	8,297	4,305
Gains on warrant liabilities	197	4,912	4,045
Gains (losses) on financial liabilities at fair value through profit or loss	$ 2,390	$ 28,178	$ 16,117